ALLIANCE
              ----------------------------------------------------
                                VARIABLE PRODUCTS
              ----------------------------------------------------
                                   SERIES FUND
              ----------------------------------------------------
                                ALLIANCEBERNSTEIN
              ----------------------------------------------------
                               INTERNATIONAL VALUE
              ----------------------------------------------------
                                    PORTFOLIO
              ----------------------------------------------------

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

ALLIANCE BERNSTEIN INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
                                                                     PERCENT OF
COMPANY                                             U.S. $ VALUE     NET ASSETS
--------------------------------------------------------------------------------

Honda Motor Co., Ltd.                                 $  969,040         4.1%
--------------------------------------------------------------------------------
DSM NV                                                   940,304         4.0
--------------------------------------------------------------------------------
Bank of Nova Scotia                                      913,427         3.9
--------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group Plc                 844,563         3.6
--------------------------------------------------------------------------------
Canon, Inc.                                              793,643         3.4
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                                   789,388         3.4
--------------------------------------------------------------------------------
BNP Paribas, SA                                          783,868         3.3
--------------------------------------------------------------------------------
Eni S.p.A                                                782,419         3.3
--------------------------------------------------------------------------------
Safeway Plc                                              764,635         3.2
--------------------------------------------------------------------------------
PSA Peugoet Citroen                                      748,527         3.2
                                                      ----------        ----
--------------------------------------------------------------------------------
                                                      $8,329,814        35.4%
--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
June 30, 2002 (unaudited)
================================================================================

--------------------------------------------------------------------------------
                                                                    PERCENT OF
SECTOR                                              U.S. $ VALUE    NET ASSETS
--------------------------------------------------------------------------------
Capital Equipment                                    $ 2,506,955        10.7%
--------------------------------------------------------------------------------
Construction                                           2,334,345         9.9
--------------------------------------------------------------------------------
Consumer Cyclical                                      2,439,971        10.4
--------------------------------------------------------------------------------
Consumer Staples                                         422,427         1.8
--------------------------------------------------------------------------------
Energy                                                 1,469,209         6.3
--------------------------------------------------------------------------------
Finance                                                7,132,359        30.4
--------------------------------------------------------------------------------
Industrial                                               445,640         1.9
--------------------------------------------------------------------------------
Industrial Commodities                                 2,217,852         9.4
--------------------------------------------------------------------------------
Resources                                                164,555         0.7
--------------------------------------------------------------------------------
Services                                                 105,406         0.4
--------------------------------------------------------------------------------
Technology/Electronics                                   793,643         3.4
--------------------------------------------------------------------------------
Telecommunications                                       668,254         2.8
--------------------------------------------------------------------------------
Utilitities                                              587,408         2.5
                                                     -----------       -----
--------------------------------------------------------------------------------
Total Investments*                                    21,288,024        90.6
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities               2,205,860         9.4
                                                     -----------       -----
--------------------------------------------------------------------------------
Net Assets                                           $23,493,884       100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Excludes short-term obligations.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-90.6%
AUSTRALIA-1.6%
Australia and New Zealand
   Banking Group, Ltd. .....................            33,700        $  366,024
                                                                      ----------
BRAZIL-1.6%
Petroleo Brasileiro, SA (ADR) ..............            22,300           385,694
                                                                      ----------
CANADA-7.6%
Bank of Nova Scotia ........................            27,500           913,427
Canadian National Railway
   Co ......................................             2,000           105,406
Magna International, Inc.
   Cl.A ....................................             6,700           461,901
Talisman Energy, Inc. ......................             6,700           301,096
                                                                      ----------
                                                                       1,781,830
                                                                      ----------
FINLAND-1.9%
Stora Enso Oyj .............................            31,000           433,622
                                                                      ----------
FRANCE-16.3%
Arcelor (a) ................................            26,500           375,378
Assurances Generales
   de France (AGF) .........................            13,900           637,414
BNP Paribas, SA ............................            14,200           783,868
Cie de St. Gobain (a) ......................            13,200           591,391
PSA Peugoet Citroen (a) ....................            14,450           748,527
Societe Generale ...........................            10,620           698,260
                                                                      ----------
                                                                       3,834,838
                                                                      ----------
GERMANY-4.1%
AMB Generali Holding AG ....................             3,300           323,671
Hannover
   Rueckversicherungs-AG ...................             2,650           210,285
Heidelberger Zement AG .....................             8,700           427,086
                                                                      ----------
                                                                         961,042
                                                                      ----------
HONG KONG-1.0%
The Wharf (Holdings), Ltd. .................           103,000           242,982
                                                                      ----------
IRELAND-2.2%
Allied Irish Banks Plc .....................            16,300           216,111
Bank of Ireland ............................            24,600           305,785
                                                                      ----------
                                                                         521,896
                                                                      ----------
ITALY-3.3%
Eni S.p.A ..................................            49,300           782,419
                                                                      ----------
JAPAN-13.2%
Canon, Inc. ................................            21,000           793,643
Honda Motor Co., Ltd. ......................            23,900           969,040
Nissan Motor Co., Ltd. .....................           114,000           789,388
Takefuji Corp. .............................             7,900           549,009
                                                                      ----------
                                                                       3,101,080
                                                                      ----------
MEXICO-1.4%
Cemex, SA de CV (ADR) ......................            12,106           320,767
                                                                      ----------
NETHERLANDS-4.3%
DSM NV .....................................            20,300           940,304
ING Groep NV ...............................             2,600            66,637
                                                                      ----------
                                                                       1,006,941
                                                                      ----------
SOUTH AFRICA-0.7%
Sappi, Ltd. (ADR) ..........................            11,700           164,555
                                                                      ----------
SOUTH KOREA-1.0%
Kookmin Credit Card Co.,
   Ltd. ....................................             7,000           245,262
                                                                      ----------
SPAIN-4.1%
Grupo Dragados, SA .........................            21,700           386,104
Iberdrola, SA ..............................            40,400           587,408
                                                                      ----------
                                                                         973,512
                                                                      ----------
SWEDEN-6.0%
Electrolux AB Cl.A .........................            31,900           642,342
Nordea AB ..................................            53,700           291,458
Svenska Cellulosa AB Cl.B ..................            13,200           468,548
                                                                      ----------
                                                                       1,402,348
                                                                      ----------
TAIWAN-1.9%
Compal Electronics, Inc.
   (GDR) ...................................           111,360           445,640
                                                                      ----------
UNITED KINGDOM-18.4%
British American Tobacco Plc ...............            39,300           422,427
Lloyds TSB Group Plc .......................            31,900           317,596
Royal & Sun Alliance
   Insurance Group Plc .....................           229,850           844,563
Royal Bank of Scotland
   Group ...................................            12,800           362,989
Safeway Plc ................................           178,000           764,635
Six Continents .............................            56,200           571,093
Vodafone Group Plc .........................           487,000           668,254
Wolseley Plc ...............................            36,100           366,015
                                                                      ----------
                                                                       4,317,572
                                                                      ----------
Total Common Stocks
   (cost $20,446,930) ......................                          21,288,024
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                   Principal
                                                    Amount
Company                                              (000)          U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-8.9%
TIME DEPOSIT-8.9%
State Street Euro Dollar
   1.25%, 7/01/02
   (cost $2,100,000) ....................           $2,100           $ 2,100,000
                                                                     -----------
TOTAL INVESTMENTS-99.5%
   (cost $22,546,930) ...................                             23,388,024
Other assets less
   liabilities-0.5% .....................                                105,860
                                                                     -----------
NET ASSETS-100% .........................                            $23,493,884
                                                                     ===========

--------------------------------------------------------------------------------
(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

      See Notes to Financial Statements

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $22,546,930) .....    $ 23,388,024
   Cash .......................................................             246
   Foreign cash, at value (cost $722,935) .....................         723,355
   Dividends and interest receivable ..........................          67,695
   Receivable for variation margin on futures contracts .......          26,426
                                                                   ------------
   Total assets ...............................................      24,205,746
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ................         683,301
   Payable due to Adviser .....................................           8,948
   Accrued expenses ...........................................          19,613
                                                                   ------------
   Total liabilities ..........................................         711,862
                                                                   ------------
NET ASSETS ....................................................    $ 23,493,884
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................    $      2,184
   Additional paid-in capital .................................      22,513,694
   Undistributed net investment income ........................         170,071
   Accumulated net realized loss on investments,
     futures contracts and foreign currency
     transactions .............................................          (7,091)
   Net unrealized appreciation of investments,
     futures contracts and foreign currency
     denominated assets and liabilities .......................         815,026
                                                                   ------------
                                                                   $ 23,493,884
                                                                   ============
Class A Shares
   Net assets .................................................    $ 11,757,798
                                                                   ============
   Shares of capital stock outstanding ........................       1,092,038
                                                                   ============
   Net asset value per share ..................................    $      10.77
                                                                   ============
Class B Shares
   Net assets .................................................    $ 11,736,086
                                                                   ============
   Shares of capital stock outstanding ........................       1,091,470
                                                                   ============
   Net asset value per share ..................................    $      10.75
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $25,273) .........     $ 239,451
   Interest .....................................................         7,289
                                                                      ---------
   Total investment income ......................................       246,740
                                                                      ---------
EXPENSES
   Advisory fee .................................................        60,302
   Distribution fee--Class B ....................................         6,687
   Administrative ...............................................        34,500
   Custodian ....................................................        27,331
   Audit and legal ..............................................        20,091
   Printing .....................................................        11,403
   Directors' fees ..............................................         2,172
   Transfer agency ..............................................           474
   Miscellaneous ................................................         4,595
                                                                      ---------
   Total expenses ...............................................       167,555
   Less: expenses waived and reimbursed (see Note B) ............       (95,115)
                                                                      ---------
   Net expenses .................................................        72,440
                                                                      ---------
   Net investment income ........................................       174,300
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions .................        84,428
   Net realized loss on futures contracts .......................       (52,123)
   Net realized loss on foreign currency transactions ...........        (3,628)
   Net change in unrealized appreciation/depreciation of:
     Investments ................................................       653,256
     Futures ....................................................       (31,097)
     Foreign currency denominated assets and liabilities ........        (5,523)
                                                                      ---------
   Net gain on investment and foreign currency transactions .....       645,313
                                                                      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................     $ 819,613
                                                                      =========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                         Six Months Ended    May 10, 2001(a)
                                                          June 30, 2002      to December 31,
                                                           (unaudited)             2001
                                                         ================    ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ............................      $    174,300       $     6,084
   Net realized gain (loss) on investments, futures
     contracts and foreign currency transactions ....            28,677           (21,884)
   Net change in unrealized appreciation/depreciation
     of investments, futures contracts and foreign
     currency denominated assets
     and liabilities ................................           616,636           198,390
                                                           ------------       -----------
   Net increase in net assets from operations .......           819,613           182,590
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ............................           (24,197)              -0-
CAPITAL STOCK TRANSACTIONS
   Net increase .....................................        16,956,695         5,559,183
                                                           ------------       -----------
   Total increase ...................................        17,752,111         5,741,773
NET ASSETS
   Beginning of period ..............................         5,741,773               -0-
                                                           ------------       -----------
   End of period (including undistributed net
     investment income of $170,071 and
     $19,968, respectively) .........................      $ 23,493,884       $ 5,741,773
                                                           ============       ===========

--------------------------------------------------------------------------------
(a)   Commencement of operations.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein International Value Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 10, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser, representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $60,615.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002, amounted to $26,724, of which $1,420 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations ...........................             $16,519,666
U.S. government and agencies ..........................                      -0-

Sales:
Stocks and debt obligations ...........................             $   867,714
U.S. government and agencies ..........................                      -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation .........................             $ 1,448,641
Gross unrealized depreciation .........................                (607,547)
                                                                    -----------
Net unrealized appreciation ...........................             $   841,094
                                                                    ===========

1. Financial Futures Contracts

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At June 30, 2002, the Portfolio had outstanding futures contracts as follows:

                                                                       Value at
                    Number of               Expiration    Original     June 30,     Unrealized
       Type         Contracts    Position      Month        Value        2002      Depreciation
       ====         =========    ========      =====        =====        ====      ============
EURO STOXX 50          14          Long      Sept 2002    $441,898     $435,663       $ 6,235
GBP FTSE 100 IDX        4          Long      Sept 2002    $294,273     $283,763       $10,510
JPY TOPIX INDX          2          Long      Sept 2002    $174,861     $170,108       $ 4,753
                                                                                      -------
                                                                                      $21,498
                                                                                      =======

A portion of the foreign cash included in the statement of assets and liabilities has been segregated as collateral for the futures transactions outstanding at June 30, 2002.

2. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

3. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..........................           $  22,685
                                                                   ---------
Accumulated earnings ...................................              22,685
Accumulated capital and other losses ...................              (6,834)(a)
Unrealized appreciation/(depreciation) .................             166,739 (b)
                                                                   ---------
Total accumulated earnings/(deficit) ...................           $ 182,590
                                                                   =========
--------------------------------------------------------------------------------
(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $4,117 which will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October currency losses of $2,717.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                      -----------------------------------   -----------------------------------
                                                     SHARES                                AMOUNT
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended   May 10, 2001 (a)   Six Months Ended   May 10, 2001 (a)
                                        June 30, 2002      December 31,       June 30, 2002      December 31,
                                         (unaudited)           2001            (unaudited)           2001
                                       ==============     ==============     ==============     ==============
Class A
Shares sold.......................            805,602            534,207     $    8,417,698     $    5,054,653
Shares issued in reinvestment
   of dividends...................              1,136                 -0-            12,481                 -0-
Shares redeemed...................           (111,026)          (137,881)        (1,116,124)        (1,246,108)
                                       --------------     --------------     --------------     --------------
Net increase......................            695,712            396,326     $    7,314,055     $    3,808,545
                                       ==============     ==============     ==============     ==============


                                      Six Months Ended   August 15, 2001(b) Six Months Ended   August 15, 2001(b)
                                       June 30, 2002      to December 31,    June 30, 2002      to December 31,
                                        (unaudited)            2001           (unaudited)            2001
                                       ==============     ==============     ==============     ==============
Class B
Shares sold.......................          1,001,686            188,151     $   10,683,493     $    1,778,002
Shares issued in reinvestment
   of dividends...................              1,068                 -0-            11,716                 -0-
Shares redeemed...................            (96,559)            (2,876)        (1,052,569)           (27,364)
                                       --------------     --------------     --------------     --------------
Net increase......................            906,195            185,275     $    9,642,640     $    1,750,638
                                       ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.

--------------------------------------------------------------------------------
(a)   Commencement of operations.

(b)   Commencement of distribution.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                               -------------------------------     ------------------------------
                                                           Class A                            Class B
                                               -------------------------------     ------------------------------
                                                Six Months           May 10,        Six Months        August 15,
                                                   Ended           2001(a) to          Ended          2001(b) to
                                               June 30, 2002      December 31,     June 30, 2002     December 31,
                                                (unaudited)           2001          (unaudited)          2001
                                               =============      ============     =============     ============
Net asset value, beginning of period ......      $     9.87        $    10.00       $     9.87        $    10.25
                                                 ----------        ----------       ----------        ----------
Income From Investment Operations
Net investment income (c)(d) ..............             .18               .04              .19               .01
Net realized and unrealized gain (loss) on
   investment transactions ................             .73              (.17)             .70              (.39)
                                                 ----------        ----------       ----------        ----------
Net increase (decrease) in net asset value
   from operations ........................             .91              (.13)             .89              (.38)
                                                 ----------        ----------       ----------        ----------
Less: Dividends and Distributions
Dividends from net investment income ......            (.01)               -0-            (.01)               -0-
                                                 ----------        ----------       ----------        ----------
Total dividends ...........................            (.01)               -0-            (.01)               -0-
                                                 ----------        ----------       ----------        ----------
Net asset value, end of period ............      $    10.77        $     9.87       $    10.75        $     9.87
                                                 ==========        ==========       ==========        ==========
Total Return
Total investment return based on
   net asset value (e) ....................            9.26%            (1.30)%           9.04%            (3.71)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .      $   11,758        $    3,913       $   11,736        $    1,828
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements (f) .....................          1.06%              .95%            1.34%             1.20%
   Expenses, before waivers and
     reimbursements (f) .....................          2.67%             8.41%            2.81%             9.31%
Net investment income (d)(f) ..............            2.81%              .59%            2.89%              .17%
Portfolio turnover rate ...................               7%               22%               7%               22%


--------------------------------------------------------------------------------
(a)   Commencement of operations.

(b)   Commencement of distribution.

(c)   Based on average shares outstanding.

(d)   Net of expenses reimbursed or waived by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(f)   Annualized.

ALLIANCEBERNSTEIN INTERNATIONAL
VALUE PORTFOLIO                           Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.